Concentration of Risk - Summary of Fair Value of Individual Investments Represents 10% or More of Plan's Net Assets Available for Benefits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Risk and Uncertainty [Line Items]
McGrath RentCorp Unitized Stock Fund	$ 24,614,398	$ 26,640,855